Significant contingent liabilities and unrecognized contract commitments - Capital Expenditures that are Contracted for, but not Provided for (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment, Contracted capital expenditures	$ 1,321,008	$ 1,279,217